united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22655

Northern Lights Fund Trust III

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

James Ash

80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 6/30

Date of reporting period: 12/31/14

Item 1. Reports to Stockholders.

CANE ALTERNATIVE STRATEGIES FUND

Semi - Annual Report
December 31, 2014

Investor Information: 1-855-382-6455

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of Cane Alternative Strategies Fund. Such offering is made only by prospectus, which includes details as to offering price and other material information.

Cane Alternative Strategies Fund
Portfolio Review
Since Inception Through December 31, 2014* (Unaudited)

The Fund’s performance figures* for the periods ending December 31, 2014, compared to its benchmark:

	Since	Since
	Inception*	Inception**
Cane Alternative Strategies Fund
Class A	13.40%	—
Class A with Load	6.88%	—
Class C	13.10%	—
Class I ***	—	5.15%
S&P 500 Total Return Index ****	3.46%	6.75%

*	Class A & Class C’s inception date was August 29, 2014.

**	Class I’s inception date was November 1, 2007.

***	The Fund is the successor to the Cane Global Master Fund, LP (the “Predecessor Fund”), which transferred its assets to the Fund in connection with the Fund’s commencement of operations. The Predecessor Fund was managed by Cane Capital Management, LLC, and has substantially similar investment objectives and strategies to those of the Fund. Class I performance includes the performance of the Predecessor Fund prior to the commencement of the Fund’s operations as a series of the Trust on August 29, 2014. The Predecessor Fund was not registered as a mutual fund under the Investment Company Act of 1940, as amended (the “1940 Act”), and therefore was not subject to certain investment restrictions, limitations and diversification requirements imposed by the 1940 Act and the Internal Revenue Code of 1986, as amended (the “Code”).

****	The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Investors cannot invest directly in an index or benchmark.

The performance data quoted is historical. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. Total returns would have been lower had the adviser not waived its fees and reimbursed a portion of the Fund’s expenses. The Fund’s investment adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund, at least until April 30, 2016, to ensure that the net annual fund operating expenses will not exceed 2.50%, 3.25% and 2.25%, respectively for Class A, Class C and Class I, subject to possible recoupment from the Fund in future years. The Fund’s total gross annual operating expenses, per its prospectus dated August 29, 2014, including underlying funds, are 3.06%, 3.81%, and 2.81% for Class A, Class C and Class I, respectively. Class A shares are subject to a maximum sales charge imposed on purchases of 5.75%. The above performance figures do not reflect the deduction of taxes that a shareholder would have to pay on fund distributions or the redemption of the fund shares. For performance information current to the most recent month-end, please call 1-855-382-6455.

Portfolio Composition as of
December 31, 2014 (Unaudited)

Percent of
Net Assets
Short – Term Investment	77.87%
Other Assets Less Liabilities	22.13%
Total	100.00%

Please refer to the Consolidate Portfolio of Investments for a more detailed description of the Fund’s holdings.

1

Cane Alternative Strategies Fund

CONSOLIDATED PORTFOLIO OF INVESTMENTS

December 31, 2014 (Unaudited)

Shares		Value

	SHORT-TERM INVESTMENT - 93.16%
	MONEY MARKET FUND - 93.16%
3,716,228	Federated Government Obligation, 0.01% + ^	$3,716,228
	TOTAL SHORT-TERM INVESTMENT (Cost - $3,716,228)

	TOTAL INVESTMENTS - 93.16% (Cost - $3,716,228) (a)	$3,716,228
	OTHER ASSETS LESS LIABILITIES - 6.84%	273,018
	TOTAL NET ASSETS - 100.00%	$3,989,246

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $3,716,228 differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$—
Unrealized depreciation:	—
Net unrealized appreciation:	$—

+	Money market fund; interest rate reflects the seven-day effective yield on December 31, 2014.

^	All of part of this investment is a holding of CAS Fund Limited.

Unrealized Loss
SCHEDULE OF SWAPS
LONG SWAPS - (0.07) % ^
Total return swap with Societe Generale. The swap provides exposure to the total return on Cane Capital Management’s strategy, that is calculated on a daily basis with reference to Gemini Cane Offshore Fund. Under the terms of the swap, the adviser has the ability to periodically adjust the notional level of the swap. The swap was effective on September 11, 2014 and terminates on June 30, 2015 unless earlier. In addition, the swap provides for an 0.45% + USD-LIBOR-BBA fee to Scoiete Generale. (Notional Amount $953,131)	$(2,636)
TOTAL LONG SWAP CONTRACTS	$(2,636)
2

Cane Alternative Strategies
CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES
December 31, 2014 (Unaudited)

Assets:
Investments in Securities at Value (Identified cost $3,716,228)	$3,716,228
Due from Investment Adviser	23,177
Dividend and Interest Receivable	63
Deposits for Swaps	953,131
Receivable for Swaps Sold	3,162,245
Total Assets	7,854,844

Liabilities:
Payable for Swaps Purchased	3,844,413
Payable to Affiliates	10,040
Swap Depreciation	2,636
Accrued Expenses and Other Liabilities	8,509
Total Liabilities	3,865,598

Net Assets	$3,989,246

Class A Shares
Net Assets (Unlimited shares of no par value beneficial interest authorized; 10 shares of beneficial interest outstanding)	$113
Net Asset Value and Redemption Price Per Share (a,b) ($113/10 shares of beneficial interest outstanding)	$11.34
Offering Price Per Share ($11.34/0.9425)	$12.03

Class C Shares
Net Assets (Unlimited shares of no par value beneficial interest authorized; 10 shares of beneficial interest outstanding)	$113
Net Asset Value, Offering and Redemption Price Per Share (a,b) ($113/10 shares of beneficial interest outstanding)	$11.31

Class I Shares:
Net Assets (Unlimited shares of no par value interest authorized; 352,648 shares of beneficial interest outstanding)	$3,989,020
Net Asset Value, Offering and Redemption Price Per Share (a) ($3,989,020/352,648 shares of beneficial interest outstanding)	$11.31

Composition of Net Assets:
At December 31, 2014, Net Assets consisted of:
Paid-in-Capital	$3,406,360
Accumulated Net Investment Loss	(36,301)
Accumulated net realized gain from swaps	621,823
Net unrealized depreciation of swaps	(2,636)
Net Assets	$3,989,246

(a)	The Fund charges a fee of 1% on redemptions of shares held for less then 30 days.

(b)	NAV may not recalculate due to rounding.

See accompanying notes to financial statements.

3

Cane Alternative Strategies
CONSOLIDATED STATEMENT OF OPERATIONS
For the Period Ended December 31, 2014* (Unaudited)

Investment Income:
Interest Income	$667
Total Investment Income	667

Expenses:
Investment Advisory Fees	33,411
Registration & Filing Fees	13,041
Audit Fees	8,150
Legal Fees	8,150
Chief Compliance Officer Fees	6,031
Administration Fees	5,672
Fund Accounting Fees	4,813
Transfer Agent Fees	4,679
Custody Fees	3,261
Printing Expense	3,261
Trustees’ Fees	2,608
Insurance Expense	1,304
Miscellaneous Expenses	654
Total Expenses	95,035
Less: Fee Waived by Adviser	(58,067)
Net Expenses	36,968
Net Investment Loss	(36,301)

Net Realized and Unrealized Gain on Investments:
Net Realized Gain on Swaps	621,823
Net Change in Unrealized Depreciation on Swaps	(2,636)
Net Realized and Unrealized Gain on Investments	619,187

Net Increase in Net Assets Resulting From Operations	$582,886

*	The Fund commenced operations August 29, 2014.

See accompanying notes to financial statements.

4

Cane Alternative Strategies
CONSOLIDATED STATEMENT OF CHANGES IN NET ASSETS
(Unaudited)

For the
Period Ended
December 31, 2014 *
Operations:
Net Investment income	$(36,301)
Net realized gain from investments, options purchased, and options written	621,823
Net change in unrealized appreciation of investments and options written	(2,636)
Net Increase in Net Assets Resulting From Operations	582,886

Capital Share Transactions:
Class A
Proceeds from Shares Issued (10 shares)	100
Total Class A	100

Class C
Proceeds from Shares Issued (10 shares)	100
Total Class C	100

Class I
Proceeds from Shares Issued (748,127 shares)	7,546,160
Cost of Shares Redeemed (395,479 shares)	(4,140,000)
Total Class I	3,406,160

Total Capital Share Transactions	3,406,360

Total Increase in Net Assets	3,989,246

Net Assets:
Beginning of Period	—
End of Period +	$3,989,246

+ Includes accumulated net investment loss of:	$(36,301)

*	The Fund commenced operations August 29, 2014.

See accompanying notes to financial statements.

5

Cane Alternative Strategies Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS
(Unaudited)

Per share data and ratios for a share of beneficial interest throughout the period presented.

Class A
For the
Period Ended
December 31, 2014 (1)

Net Asset Value, Beginning of Year	$10.00
Increase From Operations:
Net investment loss (2)	(0.10)
Net gain from investments (both realized and unrealized)	1.44
Total from operations	1.34

Net Asset Value, End of Year	$11.34

Total Return (3)	13.40%

Ratios/Supplemental Data
Net assets, end of year	$113

Ratio of gross expenses to average net assets (4,6)	6.03%
Ratio of net expenses to average net assets (6)	2.50%
Ratio of net investment income to average net assets (5,6)	(2.46)%
Portfolio turnover rate (7)	0%

(1)	Class A commenced operations August 29, 2014.

(2)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the year.

(3)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Had the Adviser not absorbed a portion of Fund expenses, excluding the effect of sales loads and redemptions fees, total returns would have been lower. Total returns for periods less than one year are not annualized.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(5)	Represents the ratio of net investment income to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(6)	Annualized

(7)	Not annualized.

See accompanying notes to financial statements.

6

Cane Alternative Strategies Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS
(Unaudited)

Per share data and ratios for a share of beneficial interest throughout the period presented.

Class C
For the
Period Ended
December 31, 2014 (1)

Net Asset Value, Beginning of Year	$10.00
Increase From Operations:
Net investment loss (2)	(0.10)
Net gain from investments (both realized and unrealized)	1.41
Total from operations	1.31

Net Asset Value, End of Year	$11.31

Total Return (3)	13.10%

Ratios/Supplemental Data
Net assets, end of year	$113

Ratio of gross expenses to average net assets (4,6)	6.78%
Ratio of net expenses to average net assets (6)	3.25%
Ratio of net investment income to average net assets (5,6)	(3.21)%
Portfolio turnover rate (7)	0%

(1)	Class C commenced operations August 29, 2014.

(2)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the year.

(3)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Had the Adviser not absorbed a portion of Fund expenses, excluding the effect of sales loads and redemptions fees, total returns would have been lower. Total returns for periods less than one year are not annualized.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(5)	Represents the ratio of net investment income to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(6)	Annualized

(7)	Not annualized.

See accompanying notes to financial statements.

7

Cane Alternative Strategies Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS
(Unaudited)

Per share data and ratios for a share of beneficial interest throughout the period presented.

Class I
For the
Period Ended
December 31, 2014 (1)

Net Asset Value, Beginning of Year	$10.00
Increase From Operations:
Net investment loss (2)	(0.08)
Net gain from investments (both realized and unrealized)	1.39
Total from operations	1.31

Net Asset Value, End of Year	$11.31

Total Return (3)	13.60%

Ratios/Supplemental Data
Net assets, end of year (in 000’s)	$4,004

Ratio of gross expenses to average net assets (4,6)	5.78%
Ratio of net expenses to average net assets (6)	2.25%
Ratio of net investment income to average net assets (5,6)	(2.21)%
Portfolio turnover rate (7)	0%

(1)	Class I commenced operations August 29, 2014.

(2)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the year.

(3)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Had the Adviser not absorbed a portion of Fund expenses, excluding the effect of sales loads and redemptions fees, total returns would have been lower. Total returns for periods less than one year are not annualized.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(5)	Represents the ratio of net investment income to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(6)	Annualized

(7)	Not annualized.

See accompanying notes to financial statements.

8

Cane Alternative Strategies Fund
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS
December 31, 2014 (Unaudited)

1.	ORGANIZATION

Cane Alternative Strategies Fund (the “Fund”) is a diversified series of shares of beneficial interest of Northern Lights Fund Trust III (the “Trust”), a Delaware statutory trust organized on December 5, 2011 and registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as an open-end management investment company. The investment objective of the Fund is to seek capital appreciation. The Fund commenced operations on August 29, 2014.

The Fund is the successor to the Cane Global Master Fund, LP (the “Predecessor Fund”), which transferred its assets to the Fund in connection with the Fund’s commencement of operations. The Predecessor Fund was managed by Cane Capital Management, LLC (the “Adviser”), and has substantially similar investment objectives and strategies to those of the Fund. Class I performance includes the performance of the Predecessor Fund prior to the commencement of the Fund’s operations as a series of the Trust on August 29, 2014. The Predecessor Fund was not registered as a mutual fund under the Investment Company Act of 1940, as amended (the “1940 Act”), and therefore was not subject to certain investment restrictions, limitations and diversification requirements imposed by the 1940 Act and the Internal Revenue Code of 1986, as amended (the “Code”).

The Fund currently offers Class A, Class C, and Class I shares. Class A shares are offered at net asset value plus a maximum sales charge of 5.75%. Class C and Class I shares are offered at net asset value. Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Security Valuation – The Fund’s securities are valued at the last sale price on the exchange in which such securities are primarily traded, as of the close of business on the day the securities are being valued. In the absence of a sale on the primary exchange, a security shall be valued at the mean between the current bid and ask prices on the day of valuation. NASDAQ traded securities are valued using the NASDAQ Official Closing Price (“NOCP”). Total return swaps on exchange-listed securities shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation. Exchange listed swaps shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation. Short-term investments that mature in 60 days or less may be valued at amortized cost, provided such valuations represent fair value.

Securities for which current market quotations are not readily available or for which quotations are not deemed to be representative of market values are valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees (the “Board”) in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”). The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

The Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser. The team may also enlist third party consultants such as an audit firm, valuation consultant, or financial officer of a security issuer on an as-needed basis to assist in determining a security-

9

Cane Alternative Strategies Fund
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS
December 31, 2014 (Unaudited) (Continued)

specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – The team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the Adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

10

Cane Alternative Strategies Fund
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS
December 31, 2014 (Unaudited) (Continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of December 31, 2014 for the Fund’s assets and liabilities measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Short-Term Investment	$3,716,228	$—	$—	$3,716,228
Total	$3,716,228	$—	$—	$3,716,228

Liabilities
Derivatives:
Swaps Contracts	$2,636	$—	$—	$2,636
Total	$2,636	$—	$—	$2,636

The Fund did not hold any Level 3 securities during the period ended December 31, 2014.

There were no transfers into or out of Level 1, Level 2, and Level 3 during the period ended December 31, 2014.

It is the Fund’s policy to record transfers into or out of any Level at the end of the reporting period.

*	Please refer to the Portfolio of Investments for Industry Classification.

Consolidation of Subsidiaries – CAS Fund Limited (“CAS”) – In order to achieve its investment objectives, the Fund invests up to 25% of its total assets (measured at the time of purchase) in a wholly-owned subsidiary, CAS, incorporated under the laws of the Cayman Islands. CAS acts as an investment vehicle in order to enter into certain investments for the Fund consistent with its investment objectives and policies specified in the Prospectus and Statement of Additional Information. The consolidated financial statements of the Fund include the investment activity and financial statements of CAS. All intercompany balances and transactions have been eliminated in consolidation.

For tax purposes, CAS is an exempted Cayman investment company. CAS has received an undertaking from the government of the Cayman Islands exempting it from all local income, profits and capital gains taxes. No such taxes are levied in the Cayman Islands at the present time. For U.S. income tax purposes, CAS is a Controlled Foreign Corporation which generates and is allocated no income which is considered effectively connected with U.S. trade or business and as such is not subject to U.S. income tax. However, as a wholly-owned Controlled Foreign Corporation, CAS’s net income and capital gain, to the extent of its earnings and profits, will be included each year in the Fund’s investment company taxable income.

	Inception Date of	CAS-CFC Net Assets at	% Of Total Net Assets at
	CAS-CFC	December 31, 2014	December 31, 2014
CAS-CFC	8/29/2014	$951,471	23.85%

Swap Agreements – The Fund is subject to equity price risk, interest rate risk, credit risk, currency risk, counterparty risk and/or commodity risk in the normal course of pursuing its investment objective. The Fund may enter into various swap transactions for investment purposes or to manage interest rate, equity, foreign exchange (currency), or credit risk. These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments.

CAS-CFC maintains short-term investments, up to 20% of the notional value of the swap, as collateral to secure its obligations under the swap. As of December 31, 2014, the notional value of the swap was $953,131. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that that amount is positive. In order to maintain prudent risk exposure to the counterparty, the Advisor will reduce exposure to the counterparty whenever that exposure exceeds 10% of the net assets of the Fund for a period of one week or such lesser time as the Advisor may determine. If the Advisor determines that the counterparty presents an imprudent risk, the swap may be terminated in its entirety.

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal

11

Cane Alternative Strategies Fund
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS
December 31, 2014 (Unaudited) (Continued)

income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Federal Income Taxes – The Fund intends to continue to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute all of its taxable income, if any, to shareholders. Accordingly, no provision for Federal income taxes is required in the financial statements. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed the tax positions expected to be taken in the Fund’s 2014 return and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions as of and for the period ended December 31, 2014. The Fund identifies its major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where the Fund makes significant investments. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Dividends and Distributions to Shareholders – Dividends from net investment income if any, are declared and paid quarterly, and distributions from net realized capital gains, if any, are declared and paid annually. Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g. deferred losses) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Any such reclassifications will have no effect on net assets, results of operations, or net asset values per share of the Fund.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

Advisory Fees – Cane Capital Management, LLC serves as the Fund’s investment adviser. The Fund has employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting and transfer agent services. A Trustee and certain officers of the Fund are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Pursuant to an investment advisory agreement with the Trust, on behalf of the Fund, the Adviser, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for this service and the related expenses borne by the Adviser, the Fund pays the Adviser a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.95% of the average daily net assets. For the period ended December 31, 2014, the Adviser earned management fees of $33,411.

The Adviser has contractually agreed to waive all or part of its management fees and/or make payments to limit Fund expenses (exclusive of any front-end or contingent deferred loads; brokerage fees and commissions; acquired fund fees and expenses; borrowing costs (such as interest and dividend expense on securities sold short); taxes; and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Adviser)) at least until April 30, 2016, so that the total annual operating expenses of the Fund do not exceed 2.50%, 3.25%, and 2.25% of the average daily net assets for its Class A, Class C

12

Cane Alternative Strategies Fund
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS
December 31, 2014 (Unaudited) (Continued)

and Class I shares, respectively. Contractual waivers and expense payments may be recouped by the Adviser from the Fund, to the extent that overall expenses fall below the expense limitation, within three fiscal years of when the amounts were waived. As of December 31, 2014, the Adviser waived and reimbursed fees of $58,067, all of which will expire June 30, 2018.

Pursuant to separate servicing agreements with Gemini Fund Services, LLC (“GFS”), the Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. GFS provides a Principal Executive Officer and a Principal Financial Officer to the Fund.

In addition, certain affiliates of GFS provide ancillary services to the Fund(s) as follows:

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Gemcom, LLC (“Gemcom”) – Gemcom, an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Gemcom receives customary fees from the Fund.

Distributor – The distributor of the Fund is Foreside Fund Services, LLC (the “Distributor”). The Trust has adopted, with respect to the Fund, the Trust’s Master Distribution and Shareholder Servicing Plan for the Fund’s Class A and Class C shares (the “Plans”) pursuant to Rule 12b-1 under the 1940 Act, to pay for certain distribution activities and shareholder services. The Plans provide a monthly service and/or distribution fee that will be calculated by the Fund at an annual rate of 0.25% and 1.00% of the average daily net assets of Class A and Class C shares, respectively. During the period ended December 31, 2014, pursuant to the Plans, the Fund did not pay any fees. No such fees are payable with respect to Class I.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s Class A shares. For the year ended December 31, 2014, the Distributor did not receive any fees in underwriting commissions for sales of Class A shares.

4.	INVESTMENT TRANSACTIONS

For the period ended December 31, 2014, the Fund did not incur any costs from purchases or proceeds from sales on securities, other than short-term securities.

5.	REDEMPTION FEES

The Fund may assess a short-term redemption fee of 1.00% of the total redemption amount if a shareholder sells their shares after holding them for less than 30 days. For the year ended December 31, 2014, the Fund did not incur any redemption fees.

6.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumption of control of the fund, under Section 2(a)9 of the 1940 Act. As of December 31, 2014, David Fontenot, held 100% of the voting securities of the Fund’s Class A and Class C shares. As of December 31, 2014, RRM I LLC., an account holding shares for the benefit of others in nominee name, held approximately 63% of the voting securities of the Fund’s Class I shares. The Fund has no knowledge as to whether any beneficial owner included in this nominee account holds more than 25% of the voting shares of either class.

7.	UNDERLYING INVESTMENTS IN OTHER INVESTMENT COMPANIES

The Fund currently invests a portion of their assets in Federated Government Obligation Fund, (“Federated”). The Fund may redeem their investment from Federated at any time if the Adviser determines that it is in the best interest of the Fund and its shareholders to do so.

13

Cane Alternative Strategies Fund
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS
December 31, 2014 (Unaudited) (Continued)

The performance of the Fund may be directly affected by the performance of Federated. Federated is registered under the 1940 Act as an open-end management investment company. Federated invests in a diversified portfolio of high-quality, short-term debt securities, including securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. The financial statements of Federated, including the portfolio of investments, can be found at the Security and Exchange Commission’s website and should be read in conjunction with the Fund’s financial statements. As of December 31, 2014 the percentage of the Fund’s net assets invested in Federated was 93.16%.

8.	SUBSEQUENT EVENTS

Subsequent events after the balance sheet date have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

14

CANE ALTERNATIVE STRATEGIES FUND
DISCLOSURE OF FUND EXPENSES
December 31, 2014 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, such as sales charges; and (2) ongoing costs, including management fees; distribution and/or shareholder servicing fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period beginning August 29, 2014 through December 31, 2014.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending Account	Expenses Paid
	Account Value	Value	During Period
	(8/29/14)	(12/31/14)	(8/29/14 to 12/31/14)
Actual*
Class A	$1,000.00	$1,134.00	$ 9.06
Class A	$1,000.00	$1,131.00	$11.76
Class I	$1,000.00	$1,146.30	$ 8.20
Hypothetical**
(5% return before expenses)
Class A	$1,000.00	$1,012.60	$12.68
Class A	$1,000.00	$1,008.82	$16.46
Class I	$1,000.00	$1,013.86	$11.42

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratios of 2.50%, 3.25% and 2.25% for Class A, Class C and Class I, respectively, multiplied by the number of days in the period (124) divided by the number of days in the fiscal year (365).

**	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratios of 2.50%, 3.25% and 2.25% for Class A, Class C and Class I, respectively, multiplied by the number of days in the period (184) divided by the number of days in the fiscal year (365).
15

Approval of Advisory Agreement – Cane Alternative Strategies Fund (Unaudited) *

In connection with a meeting held on November 21st and 22nd, 2013, the Board of Trustees (the “Board” or the “Trustees”) of the Northern Lights Fund Trust III (the “Trust”), including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as revised, discussed the approval of the investment advisory agreements (the “Advisory Agreement”) between Cane Capital Management, LLC (“CCM”), and the Trust, with respect to the Cane Alternatives Strategies Fund (“Cane” or the “Fund”). In considering the approval of the Advisory Agreement, the Trustees received materials specifically relating to Cane and the Advisory Agreement.

The Trustees relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreements and the weight to be given to each such factor. The Trustees conclusions were based on an evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching conclusions with respect to the Advisory Agreement.

Nature, Extent & Quality of Service. The Board noted that CCM has managed a hedge fund that seeks capital appreciation through long short investments in G-10 currency, fixed income, equity, and commodity markets for high net worth individuals since 2007, and is now bringing that experience to a mutual fund. The Board noted that the adviser currently has approximately $4.1 million in assets under management. The Board reviewed the background information of the key investment personnel that will be responsible for servicing the Fund and was satisfied with their experience in alternative investments, hedge funds, futures, commodities and risk management. The Board noted that the adviser subscribes to and utilizes data from several providers to obtain research in order to create models in house for many asset classes and security types that can be traded within the equity, futures, and swaps markets. The Board considered it positive that the adviser’s strategy consists of multiple models that try to capture volatility profiles within diverse markets, with each model having its own risk management aspects built in during the research and development stage and a risk management overlay on the entire portfolio. The Board noted that the adviser will be actively managing the futures portion of the Fund and; therefore, the Fund will not invest in outside commodity pool operators or commodity trading advisers. The Board noted that the adviser provides compliance monitoring to the Fund using pre- and post- trade reports ensuring investment limitations are adhered to. The Board reviewed the adviser’s best execution practices and was satisfied that it continues to look to improve its process by exploring additional options of efficient, fairly priced execution services. The Board noted that there have been no material compliance or litigation issues reported that will have a negative effect on the adviser’s ability to operate. The Board recognized that this will be conversion of a hedge fund with a 6 year positive track record into a mutual fund, and concluded based on the information provided and interviews conducted that, although small, the hedge fund received quality service and anticipates that quality service carrying over to the mutual fund.

Performance. The Board reviewed the performance of a hedge fund managed by the adviser with a similar strategy as the Fund. The Board noted that the hedge fund has a six year track record and returned 6.08%, 5.26% and 2.88% for the one year, five year and since inception (November 1, 2007) periods, respectively. The Board noted that the hedge fund outperformed the Managed Futures Morningstar Category and its benchmark index for each period. The Board noted that the strategy appears to be doing what it was designed to do; that is, provide investors capital appreciation while preserving capital. Taking into consideration the nature of the managed futures market in recent years, the Board acknowledged that the adviser has demonstrated an ability to outperform its peer group and Morningstar category producing positive returns in a difficult environment. The Board concluded that although past performance is not a guarantee of future returns, the adviser has the potential to deliver reasonable performance for the benefit the Fund and its shareholders.

Fees & Expenses. The Board considered that CCM proposed an annual management fee of 1.99%, but noted that as a result of the Board’s negotiations, the adviser agreed to reduce its fee to 1.95%. The Board noted that CCM will also have a fee waiver in place that will limit total Fund operating expenses to 2.25%, excluding 12b-1 fees. The Board noted that a management fee of 1.95% is higher than the Fund’s peer group and Morningstar category average. The Board further noted that, before waiver, the management fee is the highest in its peer group, but after the estimated waiver, is within the range of fees presented. The Board further noted that the

16

advisory fee is higher than the Morningstar category averages presented, but well within the range of fees charged by the funds in the category. The Board noted the Fund’s estimated expense ratios of 2.25% for Institutional Shares and 2.50% for Class A Shares are in line with both the peer group average of 2.86% and the Morningstar category average. The Board discussed that, although the management fee was higher when compared to the selected peer group, it was not materially higher given the modest size of the Fund and absence of underlying fund fees and expenses due to the adviser’s direct management of the fund. The Board noted that hedge funds traditionally charge higher fees with additional incentive fees, and considered that the Fund will provide shareholders access to a hedge fund type strategy at a lower cost. The Board concluded the management fee was reasonable.

Economies of Scale. The Board discussed the anticipated size of Cane and its prospects for growth. The Trustees concluded that based on the anticipated size of the Fund, meaningful economies justifying breakpoints will not likely be realized during the initial term of the Advisory Agreement. A representative of the adviser agreed that as the Fund grows and the adviser achieves economies of scale, the adviser would be willing to evaluate the implementation of breakpoints. The Board agreed to monitor and address the issue at the appropriate time.

Profitability. The Board considered the anticipated profits to be realized by CCM in connection with the operation of Cane and whether the amount of profit is a fair entrepreneurial profit for the management of the Fund. The Trustees noted that CCM anticipates earning a modest profit in terms of actual dollars and percentage of revenue in connection with its relationship with the Fund during the initial term of the Advisory Agreement. The Board was satisfied that CCM’s anticipated profitability level associated with its relationship with the Fund is reasonable.

Conclusion. Having requested and received such information from CCM as the Board believed to be reasonably necessary to evaluate the terms of the Advisory Agreement, and as assisted by the advice of independent counsel, the Board concluded that the advisory fee structure was reasonable under the circumstances and that approval of the Advisory Agreement was in the best interests of the Trust and the future shareholders of Cane.

*	Due to the timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Fund.
17

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST III

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST III DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

¡         Social Security number and income

¡         assets, account transfers and transaction history

¡         investment experience and risk tolerance

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust III chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does Northern Lights Fund Trust III share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	YES	NO
For our marketing purposes – to offer our products and services to you	NO	We do not share
For joint marketing with other financial companies	NO	We do not share
For our affiliates’ everyday business purposes – information about your transactions and experiences	NO	We do not share
For our affiliates’ everyday business purposes – information about your creditworthiness	NO	We do not share
For our affiliates to market to you	NO	We do not share
For nonaffiliates to market to you	NO	We do not share

Questions?	Call 1-888-339-4230

What we do
How does Northern Lights Fund Trust III protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust III collect my personal information?

We collect your personal information, for example, when you

¡        open an account or give us contact information

¡        provide account information or give us your income information

¡        make deposits or withdrawals from your account

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

¡        sharing for affiliates’ everyday business purposes—information about your creditworthiness

¡         affiliates from using your information to market to you

¡         sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ¡ Northern Lights Fund Trust III does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ¡ Northern Lights Fund Trust III does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ¡ Northern Lights Fund Trust III doesn’t jointly market.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-855-525-2151 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-855-382-6455.

INVESTMENT ADVISER
Cane Capital Management, LLC
8440 Jefferson Hwy, Suite 402
Baton Rouge, LA 70809

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, New York 11788

DISTRIBUTOR
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101
www.foreside.com

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a) Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b) Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust III

By (Signature and Title)

/s/ Andrew B. Rogers

Andrew B. Rogers, President

Date 2/28/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

Andrew B. Rogers, President

Date 2/28/15

By (Signature and Title)

/s/ Brian Curley

Brian Curley, Treasurer

Date 2/28/15